EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
5.	EXPLORATION AND EVALUATION ASSETS

(a)	Rook 1 Property

The Rook 1 Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of 32 contiguous mineral claims totalling 35,065 hectares.

The Rook 1 Project hosts the Arrow deposit discovered in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. The Company released an updated mineral resource estimate in March 2017 and the results of a preliminary economic assessment in July 2017, in each case, in respect of the Arrow deposit.

NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10% production carried interest, in each case, only on claims S- 113928 to S- 113933 (the Arrow deposit is not located on any of these claims). The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.

(b)	Other Athabasca Basin Properties

The Other Athabasca Basin Properties are a portfolio of early stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly-owned subsidiary.

During the year ended December 31, 2016, the Company recognized an impairment of $964,858 associated with certain Sandhill Lake, Castle South and Castle North properties in the statement of loss and comprehensive loss. During the year ended December 31, 2017, the Company recognized an impairment of $87,749, associated with certain Castle South, Castle North, Castle South Extension and Virgin Trend properties in the statement of loss and comprehensive loss. In respect of both years, the Company decided not to continue exploring some of these claims and allowed them to lapse.

(c)	IsoEnergy Properties

The IsoEnergy Properties consist of (i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% net smelter return royalty and 2% gross overriding royalty); (ii) a 100% interest in the Thorburn Lake Project, Saskatchewan (subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Mountain Lake property, Nunavut; (v) a 100% interest in the Geiger property, Saskatchewan; and (vi) a portfolio of newly staked claims in Saskatchewan, all of which are early stage properties.

The following is a summary of the capitalized costs on the projects described above.

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Total

	$	$	$	$
Acquisition costs:
Balance, December 31, 2016	$230,807	$1,124,277	$21,438,306	22,793,390
Additions	4,270	333,330	3,298,942	3,636,542
Balance, December 31, 2017	$235,077	$1,457,607	$24,737,248	26,429,932

Deferred exploration costs:
Balance, December 31, 2016	$77,007,303	$4,318,909	$5,327,318	$86,653,530
Additions:
Drilling	20,592,799	3,297	1,168,096	21,764,192
General exploration	2,163,554	25,885	110,603	2,300,042
Geological and geophysical	5,206,266	681,955	521,632	6,409,853
Labour and wages	4,391,456	-	510,398	4,901,854
Share-based payments (Note 9)	2,952,316	-	357,475	3,309,791
Travel	624,265	-	106,845	731,110
	35,930,656	711,137	2,775,049	39,416,842
Impairment	-	(87,749)	-	(87,749)
Balance, December 31, 2017	$112,937,959	$4,942,297	$8,102,367	$125,982,623

Total costs, December 31, 2017	$113,173,036	$6,399,904	$32,839,615	$152,412,555

	Rook 1	Other Athabasca Basin Properties	IsoEnergy Properties	Radio	Total

	$	$	$	$	$
Acquisition costs:
Balance, December 31, 2015	$220,713	1,274,966	-	20,133,753	21,629,432
Additions	10,094	53,864	1,100,000	-	1,163,958
Properties transferred to IsoEnergy	-	(204,553)	20,338,306	(20,133,753)	-
Balance, December 31, 2016	$230,807	1,124,277	21,438,306	-	22,793,390

Deferred exploration costs:
Balance, December 31, 2015	$37,803,918	3,409,339	-	2,293,824	43,507,081
Additions:
Drilling	24,989,860	16,061	1,197,163	-	26,203,084
General exploration	2,283,418	8,873	119,460	-	2,411,751
Geological and geophysical	5,333,676	1,991,174	882,866	-	8,207,716
Labour and wages	3,542,893	-	363,420	-	3,906,313
Share-based payments (Note 9)	2,779,787	-	256,420	-	3,036,207
Travel	273,751	-	72,485	-	346,236
	39,203,385	2,016,108	2,891,814	-	44,111,307
Properties transferred to IsoEnergy	-	(141,680)	2,435,504	(2,293,824)	-
Impairment	-	(964,858)	-	-	(964,858)
Balance, December 31, 2016	$77,007,303	4,318,909	5,327,318	-	86,653,530

Total costs, December 31, 2016	$77,238,110	5,443,186	26,765,624	-	109,446,920